Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at beginning of period at Dec. 31, 2013	$ 52,411	$ 18,629	$ 9,964	$ 30,232	$ (4,958)	$ (1,456)
Net income	5,884			5,884
Other comprehensive income (loss)	1,174					1,174
Stock options issued	7		(80)		87
Cash dividends declared	(2,026)			(2,026)
Balance at end of period at Dec. 31, 2014	57,450	18,629	9,884	34,090	(4,871)	(282)
Net income	6,022			6,022
Other comprehensive income (loss)	(135)					(135)
Stock options issued	11		(38)		49
Cash dividends declared	(2,082)			(2,082)
Balance at end of period at Dec. 31, 2015	61,266	18,629	9,846	38,030	(4,822)	(417)
Net income	6,738			6,738
Other comprehensive income (loss)	(457)					(457)
Stock options issued	7		(31)		38
Cash dividends declared	(2,139)			(2,139)
Balance at end of period at Dec. 31, 2016	$ 65,415	$ 18,629	$ 9,815	$ 42,629	$ (4,784)	$ (874)